Pension benefits Change in Pension Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 115.8	$ 81.4
Estimated return	4.5	4.6
Contribution by employer	18.5	25.9
Administration charges	(0.5)	(0.3)	(0.4)
Benefits paid	(1.9)	(1.9)
Change in unrecognized actuarial (loss) gain	0.1	(1.5)
Foreign currency translations	(10.7)	7.6
Fair value of plan assets at end of year	$ 125.8	$ 115.8	$ 81.4